Summary of Business and Significant Accounting Policies (Details) - USD ($)	1 Months Ended			3 Months Ended			6 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Dec. 30, 2020	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jul. 31, 2022	Jul. 01, 2022	Aug. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Apr. 30, 2020
Summary of Business and Significant Accounting Policies (Details) [Line Items]
Trust accounting			$ 151,500,000
Unredeemed funds			$ 9,498,000
Aggregate of shares (in Shares)							7,133,687
Aggregate of purchase price							$ 55,400,000
Net of fees and expenses							$ 49,840,000
Utilizing proceeds from trust, description							Amount reflects (1) the repayment of $1,925 of Ventoux related party loans utilizing proceeds from Trust, (2) the payment of $7,771 in Ventoux transaction costs related to the Merger, (3) the payment of $4,874 in Legacy Presto transaction costs related to the Merger and (4) the payment of certain other costs not directly related to the Merger in the amount of $499. Legacy Presto also incurred $2,090 in transaction costs which were paid via the issuance of 260,000 Company shares. Further in conjunction with the Merger, Legacy Presto incurred $3,247 in transaction costs which were either paid prior to or after the Merger. As of December 31, 2022, all of the transaction costs incurred by Legacy Presto are paid. Accordingly, in total Legacy Presto incurred transaction costs of $10,431.
Converted per share (in Dollars per share)				$ 0.8099			$ 0.8099
Shares issued (in Shares)				600,000			600,000
Grant date fair value of per share (in Dollars per share)							$ 0.73
Earnout shares (in Shares)							15,000,000
Earnout shares (in Shares)							4,771,116
Garnt fair value of shares issued (in Shares)							1,874
Stock-based compensation expense							$ 455,000
General and administrative							$ 152,000
Compensation expense description							During the three months ended December 31, 2022, the Company recorded stock-based compensation expense associated with earnouts, to the same equity award holders as above, in the amount of $1,696, of which $1,135, $423, and $138 are recorded within general and administrative, research and development and sales and marketing expenses, respectively, on the condensed consolidated statement of operations and comprehensive income (loss).
Stock-based compensation							$ 12,221,000
Weighted average period							2 years
Compensation expense							$ 1,024,000
weighted average period							4 years 6 months
Amount placed in trust account				$ 79,837			$ 79,837
Founders shares, description							At the Closing, 444,500 founders shares held by the Sponsors (the “unvested founders shares”) became subject to the following vesting and forfeiture provisions:(i) the first 25% of such unvested founder shares owned by the Sponsors vest at such time as a $12.00 Stock Price Level is achieved on or before the date that is five years after the Closing Date,(ii) the next 25% of such unvested founder shares owned by the Sponsors vests at such time as a $15.00 Stock Price Level is achieved on or before the date that is five years after the Closing Date,(iii) the next 25% of such unvested founder shares owned by the Sponsors vest at such time as a $20.00 Stock Price Level is achieved on or before the date that is five years after the Closing Date and(iv) the remaining 25% of such unvested founder shares owned by the Sponsors shall vest at such time as a $25.00 Stock Price Level is achieved on or before the date that is five years after the Closing Date.
Other long-term liabilities				$ 1,588,000			$ 1,588,000
Gain on remeasurement							1,160,000
Loss on remeasurement		$ 48,271,000					$ 15,000
Capital stock, shares (in Shares)				181,500,000			181,500,000
Designated as common stock, shares (in Shares)							180,000,000
Common stock par value (in Dollars per share)		$ 0.0001		$ 0.0001			$ 0.0001
Designated preferred stock, shares (in Shares)							1,500,000
Preferred stock par value (in Dollars per share)		$ 0.0001		$ 0.0001			$ 0.0001
Shares issued (in Shares)				50,639,837			50,639,837
Shares outstanding (in Shares)				50,639,837			50,639,837
Warrants to purchase shares (in Shares)				18,415,453			18,415,453
Common stock price per shares (in Dollars per share)							$ 0.8099
Total net liabilities				$ 9,768,000			$ 9,768,000
Private warrants				9,389,000			9,389,000
PIPE proceeds							55,400,000
Due and payable							1,946,000
Total annual gross revenue													$ 1,070,000,000
Non-convertible debt													$ 1,000,000,000
Platform revenue	$ 422,000			7,352,000		$ 7,696,000	14,709,000	$ 14,925,000
Platform cost of revenue	$ 422,000			7,343,000		6,484,000	14,267,000	13,306,000
Incurred cost					$ 119,000
Loan amount									$ 2,000,000		$ 2,599,000	$ 2,000,000		$ 2,599,000
Loss on infrequent customer repairs						$ 28,000		463,000
Cash and cash equivalents		$ 3,017,000		38,211,000			38,211,000
Operating losses							27,765,000	$ 13,607,000
Accumulated deficit		$ 200,783,000		183,023,000			183,023,000
Net cash							49,840,000
Net cash proceeds							$ 13,730,000
Accounts receivable percentage							10.00%
Interest income				$ 299,000			$ 309,000
Lease terms				12 months			12 months
Transaction price				$ 409,000			$ 615,000
Operating lease ROU asset										$ 510,000
Operating lease liability				$ 665,000			$ 665,000			$ 516,000
Common Stock [Member]
Summary of Business and Significant Accounting Policies (Details) [Line Items]
Grant date fair value of per share (in Dollars per share)							$ 3.17
Garnt fair value of shares issued (in Shares)							1,267
Minimum [Member]
Summary of Business and Significant Accounting Policies (Details) [Line Items]
Lease terms				6 months			6 months
Maximum [Member]
Summary of Business and Significant Accounting Policies (Details) [Line Items]
Lease terms				3 years			3 years
Revenues [Member]
Summary of Business and Significant Accounting Policies (Details) [Line Items]
Ownership percentage							10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Business and Significant Accounting Policies (Details) [Line Items]
Ownership percentage							10.00%
Common Stock [Member]
Summary of Business and Significant Accounting Policies (Details) [Line Items]
Aggregate of shares (in Shares)							15,000,000
Third Anniversary [Member]
Summary of Business and Significant Accounting Policies (Details) [Line Items]
Shares issued (in Shares)				7,500,000			7,500,000
Common stock price per share (in Dollars per share)				$ 12.5			$ 12.5
Fifth Anniversary [Member]
Summary of Business and Significant Accounting Policies (Details) [Line Items]
Shares issued (in Shares)				7,500,000			7,500,000
Common stock price per share (in Dollars per share)				$ 15			$ 15
Research and Development Expense [Member]
Summary of Business and Significant Accounting Policies (Details) [Line Items]
Bonus and deferred consideration expense							$ 1,878,000
Selling and Marketing Expense [Member]
Summary of Business and Significant Accounting Policies (Details) [Line Items]
Bonus and deferred consideration expense							$ 68,000